Warrants (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Warrants and Rights Note Disclosure [Abstract]
Summary of Warrant Activity

At September 30, 2016, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2016	2,002,718	$3.50
Granted	7,950,000	0.17
Exercised	(2,070,590)	0.17
Expired	(250,000)	$4.00
Balance outstanding and exercisable at September 30, 2016	7,632,128	$0.65

A summary of warrants to purchase common stock issued during the fiscal years ended March 31, 2015 and 2016 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at March 31, 2014	772,717	$4.10
Granted	807,648	3.70
Exercised	(367,647)	4.00
Cancelled	-	-
Balance outstanding at March 31, 2015	1,212,718	$3.90
Granted	1,290,000	3.40
Exercised	-	-
Expired	(500,000)	3.50
Balance outstanding at March 31, 2016	2,002,718	$3.50
Balance exercisable at March 31, 2016	2,002,718	$3.50